Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Total unpaid additions to software	€ 0.5	€ 0.0